Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($) EuroUsd	Dec. 31, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 273,442	$ 278,814
Contractual payments for the initial term of nine seasons	$ 15,000
Lease Agreement for Buildings and Docking
Disclosure of quantitative information about right-of-use assets [line items]
Initial lease term	12 years
Additional lease term	10 years
Euro to USD exchange rate | EuroUsd		1.15